Investment in Associates and Joint Venture - Associate (Details) $ in Thousands				12 Months Ended
	Dec. 31, 2021 USD ($) m³	Dec. 31, 2020 USD ($)	Feb. 09, 2017	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Rollforward of investment in associate
Share of profit of associates				$ 1,969	$ 2,192	$ 1,627
Associates
Rollforward of investment in associate
Beginning balance				21,759	21,620
Additions				230	472
Share of profit of associates				1,969	2,192	1,627
Dividend declared				(450)	(2,525)	(878)
Ending balance	$ 23,508	$ 21,759		23,508	21,759	$ 21,620
Egypt LNG Shipping Ltd / Associate
Interest in Associate
Equity interest in associate (as a percent)	25.00%	25.00%
Cargo capacity (in cbm) | m³	145,000
Gastrade / Associate
Interest in Associate
Equity interest in associate (as a percent)	20.00%	20.00%	20.00%
Rollforward of investment in associate
Additions				$ 230	$ 472